Restatement Of Previously Issued Financial Statement (Tables)	6 Months Ended
Jan. 26, 2021
Accounting Changes and Error Corrections [Abstract]
Schedule of Impact Of Restatement Of Previously Issued Financial Statements
The following tables summarize the effect of the restatement on each financial statement line item as of the date indicated:

	As Reported	Adjustment	As Restated
Balance Sheet as of January 26, 2021
FPA liability	$—	$3,752,168	$3,752,168
Warrant liabilities	—	54,821,479	54,821,479

Total liabilities	14,861,451	58,573,647	73,435,098

Class A o rdinary shares subject to possible redemption	395,845,870	18,154,130	414,000,000
Class A ordinary shares, $0.0001 par value	182	(182)	—
Additional paid-in Capital	5,003,590	(5,003,590)	—
Accumulated Deficit	(5,000)	(71,724,005)	(71,729,005)

Total shareholders’ equity (deficit)	$5,000,007	$(76,727,777)	$(71,727,770)

Number of shares subject to redemption	39,584,587	1,815,413	41,400,000